Fixed Assets, Net	6 Months Ended
Sep. 30, 2024
Fixed Assets, Net [Abstract]
Fixed assets, net

5. Fixed assets, net

As of September 30, 2024 and March 31, 2024, fixed assets consisted of the following:

	September 30, 2024	March 31, 2024
	(unaudited)
Investment properties	$415,509	$412,504
Computer and electronic equipment	46,802	57,130
Software	86,490	85,865
Less: accumulated depreciation	(103,097)	(96,996)
	$445,704	$458,503

Depreciation expense was $17,024 and $13,037 for the six months ended September 30, 2024 and 2023, respectively.